Financial assets held for trading (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets held for trading
Financial assets held for trading	€ 6,760	€ 6,552
Quoted bonds issued by sovereign state
Financial assets held for trading
Financial assets held for trading	1,462	1,083
Other
Financial assets held for trading
Financial assets held for trading	€ 5,298	€ 5,469